Stock-Based Compensation and Employee Benefits - Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-based compensation expense	$ 27,802	$ 43,110
Total stock-based compensation expense capitalized into inventory	1,407	1,062
Discontinued operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-based compensation expense	(1,682)	(4,005)
Continuing operations
Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-based compensation expense	26,120	39,105
Cost of goods sold
Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-based compensation expense	1,070	632
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-based compensation expense	8,643	14,596
Selling, general and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs
Stock-based compensation expense	$ 18,089	$ 27,882